Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $
Amount Registered | shares	1,401,861
Proposed Maximum Offering Price per Unit	1.0250
Maximum Aggregate Offering Price	$ 1,436,907.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 219.99
Offering Note	(a) Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $1.025 per share, which represents the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Capital Market on August 18, 2025.

(b) Represents shares offered by the selling stockholders consisting of shares of the Registrant’s common stock issuable upon the conversion of outstanding secured subordinated notes. Includes an indeterminable number of additional shares of common stock, pursuant to Rule 416 under the Securities Act of 1933, as amended, that may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling stockholders.